Submission	Apr. 14, 2026
Submission [Line Items]
Central Index Key	0001986247
Registrant Name	Park Ha Biological Technology Co., Ltd.
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A